UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:  BlackRock New York Municipal  Bond Fund of
               BlackRock  Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 82.7%     $   130   Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program),
                               Series K-1, 4.90% due 7/01/2021 (i)                                                          $   121
                     --------------------------------------------------------------------------------------------------------------
                         700   Albany, New York, IDA, Civic Facility Revenue Refunding Bonds (Albany College of
                               Pharmacy Project), Series A, 5.625% due 12/01/2034                                               699
                     --------------------------------------------------------------------------------------------------------------
                       3,000   Battery Park City Authority, New York, Revenue Refunding Bonds, Series A, 5%
                               due 11/01/2024                                                                                 3,143
                     --------------------------------------------------------------------------------------------------------------
                         600   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure
                               University Project), Series A, 5.10% due 5/01/2031                                               563
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Chautauqua, New York, Tobacco Asset Securitization Corporation, Revenue Bonds, 6.75%
                               due 7/01/2040                                                                                  1,041
                     --------------------------------------------------------------------------------------------------------------
                       1,095   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                               Series B, 7.25% due 3/01/2019                                                                  1,148
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College),
                               Series A-2, 4.50% due 8/01/2036                                                                  919
                     --------------------------------------------------------------------------------------------------------------
                       1,500   Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                               Series A, 5.875% due 2/01/2018                                                                 1,485
                     --------------------------------------------------------------------------------------------------------------
                       3,000   Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                               Series A, 6% due 2/01/2028                                                                     2,905
                     --------------------------------------------------------------------------------------------------------------
                       4,000   Erie County, New York, Tobacco Asset Securitization Corporation, Asset-Backed Revenue
                               Bonds, Class A, 6.25% due 7/15/2010 (e)                                                        4,343
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                               (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                             1,906
                     --------------------------------------------------------------------------------------------------------------
                         500   Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United
                               Memorial Medical Center Project), 5% due 12/01/2027                                              443
                     --------------------------------------------------------------------------------------------------------------
                       1,700   Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                               Civic Facility), 5.75% due 6/01/2022                                                           1,777
                     --------------------------------------------------------------------------------------------------------------
                       2,500   Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                               Civic Facility), 5.50% due 6/01/2032                                                           2,547
                     --------------------------------------------------------------------------------------------------------------
                         255   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50%
                               due 2/15/2047 (d)                                                                                242
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
PILOT     Payment in Lieu of Taxes
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
VRDN      Variable Rate Demand Notes

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series C, 5%
                               due 9/01/2035                                                                                $ 2,052
                     --------------------------------------------------------------------------------------------------------------
                         700   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                               Project), Series A, 5% due 7/01/2039 (d)                                                         721
                     --------------------------------------------------------------------------------------------------------------
                          45   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                               Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(h)                                            46
                     --------------------------------------------------------------------------------------------------------------
                         100   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                               Refunding Bonds, VRDN, Series B, 3.35% due 11/01/2022 (c)(o)                                     100
                     --------------------------------------------------------------------------------------------------------------
                         750   Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 4.50%
                               due 11/15/2037                                                                                   703
                     --------------------------------------------------------------------------------------------------------------
                       2,100   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                               Series 724X, 7.79% due 11/15/2032 (c)(g)                                                       2,451
                     --------------------------------------------------------------------------------------------------------------
                       4,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                               Series A, 5% due 11/15/2025 (b)                                                                4,149
                     --------------------------------------------------------------------------------------------------------------
                       4,300   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                               Series B, 4.50% due 11/15/2032 (c)                                                             4,243
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                               Series A, 4.75% due 11/15/2037 (b)                                                             2,003
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT, 6.25%
                               due 2/01/2031 (p)                                                                              1,041
                     --------------------------------------------------------------------------------------------------------------
                         445   Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate),
                               Series A, 5.375% due 4/01/2029                                                                   433
                     --------------------------------------------------------------------------------------------------------------
                       5,000   Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
                               Asset-Backed Bonds, 6.375% due 6/01/2010 (e)                                                   5,426
                     --------------------------------------------------------------------------------------------------------------
                         525   Nassau County, New York, IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                               Facilities Pooled Program), Series F-1, 4.90% due 7/01/2021 (i)                                  488
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed Revenue
                               Refunding Bonds, Series A-3, 5% due 6/01/2035                                                  1,883
                     --------------------------------------------------------------------------------------------------------------
                       2,500   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                               Bonds, AMT, Series A, 5.50% due 11/01/2034                                                     2,517
                     --------------------------------------------------------------------------------------------------------------
                       1,220   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                               Bonds, AMT, Series C, 5.05% due 11/01/2036                                                     1,222
                     --------------------------------------------------------------------------------------------------------------
                       2,485   New York City, New York, City Housing Development Corporation, Presidential Revenue Bonds
                               (The Animal Medical Center), Series A, 5.50% due 12/01/2033                                    2,538
                     --------------------------------------------------------------------------------------------------------------
                         430   New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special
                               Place Inc. Project), Series A, 6.125% due 1/01/2013                                              430
                     --------------------------------------------------------------------------------------------------------------
                       1,600   New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special
                               Place Inc. Project), Series A, 7% due 1/01/2033                                                1,637
                     --------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 6,000   New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                               6.375% due 7/01/2034                                                                         $ 6,137
                     --------------------------------------------------------------------------------------------------------------
                       2,500   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                               6.80% due 6/01/2028                                                                            2,629
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                               Facility Pooled Program), Series A-1, 6.50% due 7/01/2017                                      1,009
                     --------------------------------------------------------------------------------------------------------------
                       2,540   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                               Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                                      2,576
                     --------------------------------------------------------------------------------------------------------------
                       1,780   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                               Needs Facilities Pooled Program), Series A-1, 4.375% due 7/01/2020 (i)                         1,562
                     --------------------------------------------------------------------------------------------------------------
                         210   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                               Needs Facilities Pooled Program), Series A-1, 4.50% due 7/01/2030 (i)                            166
                     --------------------------------------------------------------------------------------------------------------
                         885   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                               Needs Facilities Pooled Program), Series C-1, 4.90% due 7/01/2021 (i)                            819
                     --------------------------------------------------------------------------------------------------------------
                         525   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                               Needs Facilities Pooled Program), Series C-1, 5.10% due 7/01/2031 (i)                            458
                     --------------------------------------------------------------------------------------------------------------
                       2,500   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                               Project), 5% due 1/01/2036 (a)                                                                 2,566
                     --------------------------------------------------------------------------------------------------------------
                       1,250   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                               Project), 5% due 1/01/2039 (a)                                                                 1,283
                     --------------------------------------------------------------------------------------------------------------
                       3,800   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                               Project), 5% due 1/01/2046 (a)                                                                 3,877
                     --------------------------------------------------------------------------------------------------------------
                         500   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                               5% due 3/01/2036 (d)                                                                             513
                     --------------------------------------------------------------------------------------------------------------
                         650   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                               5% due 3/01/2046 (b)                                                                             663
                     --------------------------------------------------------------------------------------------------------------
                       3,500   New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
                               Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                               3,084
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                               Plc Project), AMT, 5.25% due 12/01/2032                                                          833
                     --------------------------------------------------------------------------------------------------------------
                         165   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 7.25% due 11/01/2008                                                165
                     --------------------------------------------------------------------------------------------------------------
                       1,250   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 8% due 11/01/2012                                                 1,299
                     --------------------------------------------------------------------------------------------------------------
                         250   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                               262
                     --------------------------------------------------------------------------------------------------------------
                       2,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 7.75% due 8/01/2031                                               2,183
                     --------------------------------------------------------------------------------------------------------------
                       2,500   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                               (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                             2,557
                     --------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 5,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                               System Revenue Bonds, Series A, 4.25% due 6/15/2033                                          $ 4,698
                     --------------------------------------------------------------------------------------------------------------
                       1,750   New York City, New York, City Transitional Finance Authority, Building Aid Revenue
                               Bonds, Series S-2, 4.50% due 1/15/2031 (b)                                                     1,723
                     --------------------------------------------------------------------------------------------------------------
                         170   New York City, New York, City Transitional Finance Authority, Future Tax-Secured
                               Revenue Bonds, Series B, 5.50% due 2/01/2017                                                     182
                     --------------------------------------------------------------------------------------------------------------
                       1,965   New York City, New York, GO, Refunding, Series D, 5.125% due 8/01/2018 (c)                     2,063
                     --------------------------------------------------------------------------------------------------------------
                         500   New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2, 3.45%
                               due 8/01/2013 (d)(o)                                                                             500
                     --------------------------------------------------------------------------------------------------------------
                       2,000   New York City, New York, GO, Series J, 5% due 5/15/2023                                        2,060
                     --------------------------------------------------------------------------------------------------------------
                       2,000   New York City, New York, GO, Series M, 5% due 4/01/2035                                        2,033
                     --------------------------------------------------------------------------------------------------------------
                       1,300   New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic
                               University), 5.25% due 11/01/2037 (i)                                                          1,114
                     --------------------------------------------------------------------------------------------------------------
                       1,840   New York Convention Center Development Corporation, New York, Revenue Bonds
                               (Hotel Unit Fee Secured), 5% due 11/15/2044 (a)                                                1,883
                     --------------------------------------------------------------------------------------------------------------
                       1,550   New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.50%
                               due 6/01/2010 (e)                                                                              1,687
                     --------------------------------------------------------------------------------------------------------------
                       1,010   New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.625%
                               due 6/01/2010 (e)                                                                              1,102
                     --------------------------------------------------------------------------------------------------------------
                         750   New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.50%
                               due 6/01/2035                                                                                    777
                     --------------------------------------------------------------------------------------------------------------
                         490   New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B, 6.625%
                               due 6/01/2042                                                                                    508
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                               Project), Series A, 6.125% due 2/15/2019                                                         993
                     --------------------------------------------------------------------------------------------------------------
                         530   New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds
                               (New York University Hospitals Center), Series B, 5.625% due 7/01/2037                           513
                     --------------------------------------------------------------------------------------------------------------
                       3,200   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                               Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625%
                               due 7/01/2010 (e)                                                                              3,500
                     --------------------------------------------------------------------------------------------------------------
                       1,650   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                               Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625%
                               due 7/01/2018                                                                                  1,735
                     --------------------------------------------------------------------------------------------------------------
                       1,130   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (New York University Hospital Center), Series A, 5% due 7/01/2016                              1,113
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York State Dormitory Authority, Nursing Home Revenue Refunding Bonds (Menorah
                               Campus Inc.), 6.10% due 2/01/2037 (l)                                                          1,022
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York State Dormitory Authority Revenue Bonds (New York University), Series 1, 5.50%
                               due 7/01/2022 (a)                                                                              1,139
                     --------------------------------------------------------------------------------------------------------------
                       1,500   New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                               5.125% due 7/01/2014 (e)                                                                       1,652
                     --------------------------------------------------------------------------------------------------------------
                         250   New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                               5.25% due 7/01/2024                                                                              264
                     --------------------------------------------------------------------------------------------------------------
                         200   New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                               5.25% due 7/01/2025                                                                              210
                     --------------------------------------------------------------------------------------------------------------
                       1,180   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                               Series E, 5.75% due 10/01/2030 (d)                                                             1,274
                     --------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,500   New York State Dormitory Authority Revenue Bonds (Willow Towers Inc. Project), 5.40%
                               due 2/01/2034 (f)                                                                            $ 2,616
                     --------------------------------------------------------------------------------------------------------------
                       1,565   New York State Dormitory Authority, Revenue Refunding Bonds (Upstate Community
                               Colleges), Series B, 5.25% due 7/01/2021                                                       1,660
                     --------------------------------------------------------------------------------------------------------------
                       2,000   New York State Energy Research and Development Authority, PCR, Refunding (Central
                               Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                    2,072
                     --------------------------------------------------------------------------------------------------------------
                       3,000   New York State Environmental Facilities Corporation, Special Obligation Revenue
                               Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)(n)                             3,228
                     --------------------------------------------------------------------------------------------------------------
                       2,470   New York State, GO, Series A, 4.125% due 3/01/2037 (b)                                         2,234
                     --------------------------------------------------------------------------------------------------------------
                         875   New York State, HFA, M/F Housing Revenue Bonds (Division Street), AMT, Series A, 5.10%
                               due 2/15/2038 (p)                                                                                853
                     --------------------------------------------------------------------------------------------------------------
                         645   New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT,
                               Series A, 4.90% due 2/15/2038 (p)                                                                606
                     --------------------------------------------------------------------------------------------------------------
                         580   New York State, HFA, M/F Housing Revenue Bonds (Watergate II), AMT, Series A, 4.75%
                               due 2/15/2034                                                                                    537
                     --------------------------------------------------------------------------------------------------------------
                         475   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                               4.80% due 10/01/2037                                                                             439
                     --------------------------------------------------------------------------------------------------------------
                       1,900   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143,
                               4.90% due 10/01/2037                                                                           1,789
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 133, 4.95% due 10/01/2021                                                               1,003
                     --------------------------------------------------------------------------------------------------------------
                       2,785   New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032             2,799
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                               Series C, 5.25% due 12/01/2022                                                                 1,057
                     --------------------------------------------------------------------------------------------------------------
                       1,340   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                               due 1/01/2030 (c)                                                                              1,359
                     --------------------------------------------------------------------------------------------------------------
                       2,190   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                               Bonds, Series C, 5% due 4/01/2020 (a)                                                          2,304
                     --------------------------------------------------------------------------------------------------------------
                       1,520   New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                               Corporation Purpose, Series A, 5.125% due 7/01/2021                                            1,591
                     --------------------------------------------------------------------------------------------------------------
                       1,685   New York State Urban Development Corporation, Revenue Refunding Bonds (Clarkson
                               Center Advance Materials), 5.50% due 1/01/2020                                                 1,901
                     --------------------------------------------------------------------------------------------------------------
                       3,500   New York State Urban Development Corporation, Revenue Refunding Bonds (University
                               Facility Grants), 5.50% due 1/01/2019                                                          3,917
                     --------------------------------------------------------------------------------------------------------------
                       3,975   Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT,
                               Series A, 5.45% due 11/15/2026                                                                 3,998
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Niagara County, New York, Tobacco Asset Securitization Corporation, Asset-Backed
                               Revenue Bonds, 6.25% due 5/15/2040                                                             1,026
                     --------------------------------------------------------------------------------------------------------------
                       1,000   North Country, New York, Development Authority, Solid Waste Management System,
                               Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                                  1,099
                     --------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 3,960   Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 6.125% due 1/01/2032         $ 4,007
                     --------------------------------------------------------------------------------------------------------------
                       1,365   Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 7.25% due 1/01/2032            1,417
                     --------------------------------------------------------------------------------------------------------------
                         845   Orange County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                               Pooled Program), Series G-1, 4.90% due 7/01/2021 (i)                                             786
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                               132nd Series, 5% due 9/01/2025                                                                 1,036
                     --------------------------------------------------------------------------------------------------------------
                         500   Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace
                               Apartments Project), AMT, 4.70% due 12/20/2038 (f)                                               453
                     --------------------------------------------------------------------------------------------------------------
                       2,300   Sachem Central School District (Holbrook), New York, GO, Series B, 5%
                               due 10/15/2013 (d)(e)                                                                          2,509
                     --------------------------------------------------------------------------------------------------------------
                       3,250   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                               Project), 5% due 7/01/2031                                                                     3,335
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Huntington Hospital
                               Project), Series B, 5.875% due 11/01/2032                                                      2,034
                     --------------------------------------------------------------------------------------------------------------
                         135   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series D-1, 6.50% due 7/01/2017                                      137
                     --------------------------------------------------------------------------------------------------------------
                         330   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series D-1, 4.90% due 7/01/2021 (i)                                  304
                     --------------------------------------------------------------------------------------------------------------
                       1,360   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%
                               due 6/01/2027                                                                                  1,358
                     --------------------------------------------------------------------------------------------------------------
                       5,000   Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                               Facility), AMT, 5.50% due 1/01/2023                                                            4,585
                     --------------------------------------------------------------------------------------------------------------
                       7,155   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                               (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                        7,925
                     --------------------------------------------------------------------------------------------------------------
                         330   Sullivan County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                               Pooled Program), Series H-1, 4.90% due 7/01/2021 (i)                                             307
                     --------------------------------------------------------------------------------------------------------------
                       1,455   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                               due 6/01/2020 (a)                                                                              1,549
                     --------------------------------------------------------------------------------------------------------------
                       1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                               due 6/01/2022                                                                                  1,174
                     --------------------------------------------------------------------------------------------------------------
                         900   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                               Ithaca), Series A-2, 5.75% due 7/01/2018                                                         905
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                               Ithaca), Series A-2, 6% due 7/01/2024                                                          1,005
                     --------------------------------------------------------------------------------------------------------------
                       3,900   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                               due 11/15/2023 (d)                                                                             4,158
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                               Series B, 5% due 11/15/2027                                                                    2,056
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                               Series B, 5.125% due 11/15/2029                                                                1,041
                     --------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,290   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B, 5%
                               due 11/15/2032 (d)                                                                           $ 2,353
                     --------------------------------------------------------------------------------------------------------------
                         765   Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2017 (c)                     819
                     --------------------------------------------------------------------------------------------------------------
                         805   Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2018 (c)                     857
                     --------------------------------------------------------------------------------------------------------------
                         850   Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2019 (c)                     905
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor
                               Institute), 5.375% due 7/15/2020                                                               1,064
                     --------------------------------------------------------------------------------------------------------------
                       1,210   Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor
                               Institute), 5.40% due 7/15/2030                                                                1,278
                     --------------------------------------------------------------------------------------------------------------
                       1,505   Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project),
                               Series A, 5.75% due 8/01/2029                                                                  1,507
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Webster, New York, Central School District, GO, Refunding, 5% due 6/15/2023 (c)                1,049
                     --------------------------------------------------------------------------------------------------------------
                         350   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series E-1, 4.90% due 7/01/2021 (i)                                  325
                     --------------------------------------------------------------------------------------------------------------
                       5,200   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                               (Kendal on Hudson Project), Series A, 6.50% due 1/01/2013 (e)                                  5,882
                     --------------------------------------------------------------------------------------------------------------
                         655   Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2026 (b)             702
                     --------------------------------------------------------------------------------------------------------------
                         690   Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2027 (b)             739
                     --------------------------------------------------------------------------------------------------------------
                         730   Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2028 (b)             782
                     --------------------------------------------------------------------------------------------------------------
                         770   Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2029 (b)             825
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP Project), AMT,
                               Series A, 5% due 10/01/2037 (p)                                                                  983
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%            1,075   Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed
                               Revenue Refunding Bonds, 5.625% due 6/01/2047                                                  1,041
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                               Bonds, 5.875% due 7/01/2035                                                                    2,054
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.3%     1,000   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                               Bonds, 5.625% due 5/15/2043                                                                      982
                     --------------------------------------------------------------------------------------------------------------
                       4,750   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 7.113%
                               due 7/01/2016 (d)(g)                                                                           5,324
                     --------------------------------------------------------------------------------------------------------------
                       7,470   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                               Capital Appreciation Revenue Bonds, Series A, 4.77% due 7/01/2042 (b)(q)                       1,223
                     --------------------------------------------------------------------------------------------------------------
                       1,100   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                               Capital Appreciation Revenue Bonds, Series A, 5.009% due 7/01/2044 (a)(q)                        164
                     --------------------------------------------------------------------------------------------------------------
                         615   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                               due 7/01/2016 (e)                                                                                689
                     --------------------------------------------------------------------------------------------------------------
                         385   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                               due 7/01/2032                                                                                    386
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                               Class R, Series 16 HH, 7.704% due 7/01/2013 (c)(g)                                             1,143
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                               Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                               Series A, 6.45% due 12/01/2025                                                                   984
                     --------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,420   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project),
                               AMT, 6.625% due 6/01/2026                                                                   $  1,482
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (University Plaza Project), Series A, 5%
                               due 7/01/2033 (d)                                                                              1,019
                     --------------------------------------------------------------------------------------------------------------
                       3,700   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                               Bonds, Series I, 5.25% due 7/01/2033 (j)                                                       3,700
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin            4,500   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.7%                 Coker Project), AMT, 6.50% due 7/01/2021                                                       4,678
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds  (Cost - $241,989) - 91.8%                                             250,859
-----------------------------------------------------------------------------------------------------------------------------------

                               Municipal Bonds Held in Trust (r)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.7%        4,950   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                               Unit Fee Secured), 5% due 11/15/2035 (a)                                                       5,092
                     --------------------------------------------------------------------------------------------------------------
                       5,250   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                               (JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2010 (d)                      5,758
                     --------------------------------------------------------------------------------------------------------------
                       2,555   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                               (JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2011 (d)                      2,802
                     --------------------------------------------------------------------------------------------------------------
                       1,575   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                               (Special Project-JFK International Air Terminal), AMT, Series 6, 6.25%
                               due 12/01/2013 (d)                                                                             1,727
                     --------------------------------------------------------------------------------------------------------------
                       2,620   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                               (Special Project-JFK International Air Terminal), AMT, Series 6, 6.25%
                               due 12/01/2014 (d)                                                                             2,874
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds Held in Trust (Cost - $17,932) - 6.7%                                   18,253
-----------------------------------------------------------------------------------------------------------------------------------

                      Shares
                        Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                       8,409   CMA New York Municipal Money Fund, 2.88% (k)(m)                                                8,409
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities  (Cost - $8,409) - 3.1%                                            8,409
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments  (Cost - $268,330*) - 101.6%                                               277,521

                               Other Assets Less Liabilities - 1.5%                                                           4,238

                               Liability for Trust Certificates, Including Interest Expense Payable - (3.1%)                 (8,504)
                                                                                                                           --------
                               Net Assets - 100.0%                                                                         $273,255
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $260,003
                                                                       ========
      Gross unrealized appreciation                                    $ 11,233
      Gross unrealized depreciation                                      (2,190)
                                                                       --------
      Net unrealized appreciation                                      $  9,043
                                                                       ========

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   GNMA Collateralized.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   ACA Insured.
(j)   Commonwealth Guaranteed.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Dividend
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                      7,304       $    10
      --------------------------------------------------------------------------

(l)   FHA Insured.
(m)   Represents the current yield as of December 31, 2007.
(n) All or a portion of security held as collateral in connection with open financial futures contracts.
(o) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(p)   Credit Enhanced-SONYMA Insured.
(q) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o     Financial futures contracts sold as of December 31, 2007 were as follow:

      --------------------------------------------------------------------------------------
      Number of                                      Expiration        Face      Unrealized
      Contracts                Issue                   Date           Value     Depreciation
      --------------------------------------------------------------------------------------
         45         30-Year U.S. Treasury Bond       March 2008      $ 5,223     $   (14)
      --------------------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: February 21, 2008